RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 31, 2020	Apr. 26, 2024	Jul. 31, 2022	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 10, 2024	May 06, 2022	Jan. 01, 2021	Dec. 31, 2017
Related party transaction, description								2023, Joey Firestone’s mother purchased $2016.00 of products and Jon McKenzie’s wife purchased $343.00 of the Company’s product
REVENUES - RELATED PARTIES								$ 2,359	$ 0
Shares issued								40,000
Shares issued par value						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Shares issued, value					$ 10,000			$ 10,000
Convertible shares of common stock shares								19,154,465	16,104,420
The Mosely Group [Member]
Outstanding balance						$ 0		$ 4,500	$ 4,500
Accounting expense						0	$ 0	0	0
Convertible shares of common stock shares			18,000
Convertible shares of common stock amount			$ 4,500
Mr. Clark [Member]
Outstanding balance						125,922		113,922	101,922
Consulting expense						3,000	18,000	36,000	36,000
Joey Firestone [Member]
Revenues - related parties						0	0
Initial payment for vehicles											$ 19,000
Outstanding balance un-reimbursed business expense				$ 26,689		22	$ 9,000	0	26,689
Outstanding balance, consulting services						25,000		40,000	55,000
Outstanding balance, salary						$ 522,187		$ 448,203	$ 245,312
Elite Beverage International [Member]
Shares issued	5,000,000	5,000,000
Shares issued par value								$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Shares issued, value	$ 500	$ 500